SEGMENT - Schedule of Disaggregated Expense Information Included in the Consolidated Statements of Comprehensive Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Revenues			$ 632
Segment research and development expenses:
Segment administrative expenses	$ 31,364	$ 29,656	28,160
Loss from continuing operations	(88,340)	(49,696)	(82,217)
Segment
Segment research and development expenses:
Direct clinical development expenses	4,840
Employee-related expenses	6,029
Other research and development expenses	52,036
Segment administrative expenses	31,364
Other segment items	(5,929)
Loss from continuing operations	(88,340)
Segment | Oncology
Segment Reporting Information [Line Items]
Revenues			632
Segment research and development expenses:
Direct clinical development expenses	4,840	8,621	8,467
Employee-related expenses	6,002	8,625	10,525
Other research and development expenses	4,773	4,524	2,456
Segment administrative expenses	28,390	29,656	28,160
Other segment items	(5,929)	(1,730)	33,241
Loss from continuing operations	(38,076)	$ (49,696)	$ (82,217)
Segment | Ophthalmology
Segment research and development expenses:
Employee-related expenses	27
Other research and development expenses	47,263
Segment administrative expenses	2,974
Loss from continuing operations	$ (50,264)